Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Mar. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 647,397	[1]
2022	436,030
2023	233,738
2024	34,382
Total	$ 1,351,546

[1]	Nine-month period ending December 31, 2021.5